Income Taxes - Summary of Following Deductible Temporary Differences (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Net Operating Losses [Member] | United States [Member]
Disclosure Detail Of Deductible Temporary Differences [Line Items]
Deferred tax assets	$ 350
Non Capital Losses Carried Forward [Member] | Canada [Member]
Disclosure Detail Of Deductible Temporary Differences [Line Items]
Deferred tax assets	$ 389